Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of Instruments Designated as Debt Financial Instrument - Debt Financial Instruments [Member] - CLP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Debt financial instruments from the Central Bank of Chile [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Financial assets held for trading	$ 2,799,442	$ 3,014,768
Bonds and Promissory notes from the General Treasury of the Republic [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Financial assets held for trading	227,871	44,524
Debt financial instruments from other domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Government and Central Bank of Chile
Financial assets held for trading	336,311	374,453
Total of debt financial instruments	$ 3,363,624	$ 3,433,745